27 Right-of-use asset and lease liability	12 Months Ended
Dec. 31, 2020
Right of Use Asset And Lease Liability [Abstract]
Right-of-use asset and lease liability
27	Right-of-use asset and lease liability

With the adoption of IFRS 16, the Company recognized right-of-use asset and lease liability as follows:

27.1	Right-of-use asset

	Balance as of	Additions	Remeasurement adjustment		Loss on	Reclassi-	Balance as of
	January 1, 2020			Amortization	disposal	fication (a)	December 31, 2020

Real estate	40,155	5,319	75	(18,433)	(2,551)	(1,181)	23,384
Vehicles	46,400	79,455	1,331	(28,176)	-	(8,694)	90,316
Equipment	6,276	18,797	-	(4,880)	-	(1,372)	18,821
	92,831	103,571	1,406	(51,489)	(2,551)	(11,247)	132,521
(a) Reclassification to Assets classified as held for sale (Note 40).

	Initial adoption on	Additions	Remeasurement adjustment		Loss on	Balance as of
	January 1, 2019			Amortization	disposal	31-Dec-19

Real estate	57,461	2,484	914	(17,705)	(2,999)	40,155
Vehicles	57,564	2,295	2,970	(15,205)	(1,224)	46,400
Equipment	2,997	4,574	-	(1,295)	-	6,276
	118,022	9,353	3,884	(34,205)	(4,223)	92,831
27.2	Lease liability
27.2.1	Changes in lease liability

Initial adoption on January 1, 2019	118,022
Additions	9,353
Remeasurement adjustment	3,884
Charges	9,675
Amortization - principal	(30,946)
Payment - charges	(9,130)
Baixas	(4,254)
Balance as of December 31, 2019	96,604
Additions	103,571
Remeasurement adjustment	1,406
Charges	10,528
Amortization - principal	(51,761)
Payment - charges	(7,577)
Write-offs	(2,670)
Reclassification (a)	(11,740)
Balance as of December 31, 2020	138,361
Current	41,193
Noncurrent	97,168
(a) Reclassification to Assets classified as held for sale (Note 40).

The Company defines the discount rate based on the interest rate applied to the last debentures fundraising, disregarding subsidized or incentivized funding.

27.2.2	Maturity of noncurrent installments

2022	41,948
2023	27,625
2024	19,656
2025	8,953
2026	51
After 2026	889
Undiscounted amounts	99,122
Embedded interest	(1,954)
Lease liabilities balance	97,168
27.2.3	Potential right to Pis/Cofins recoverable

The table below shows the potential right to Pis/Cofins recoverable for Pis/Cofins computed in lease consideration payable in the foreseen periods.

Cash Flows	Nominal value	Present value
Lease consideration	156,287	138,361
Potencial Pis/Cofins	12,498	11,333
27.3	Impact of forecast inflation on discounted cash flows

In accordance with IFRS 16, in measuring and remeasuring lease liabilities and right-of-use assets, the Company used the discounted cash flow method without considering forecast future inflation, according to the prohibition imposed by the standard.

However, given the current reality of long-term interest rates in the Brazilian economic environment, the table below shows the comparative balances between the information recorded in accordance with IFRS 16 and the amount that would be recorded considering forecast inflation:

	Balance in accordance with IFRS 16	Inflation projected balance	%
Lease liabilities	138,361	155,015	12.04%
Right to use assets	132,521	144,842	9.30%
Financial expense	9,510	10,716	12.68%
Amortization expense	45,090	48,883	8.41%
27.4	Commitments from leases and rentals

For leases of low value assets, such as computers, printers and furniture, short-term leases, as well as for leases of land for development of wind power generation projects, whose payment is made based on variable remuneration, the amounts are recognized in the statement of income as operating costs and/or expenses (Note 32.6). The balance of commitments from leases and rentals is shown below:

	Less than		Over
	1 year	1 to 5 years	5 years	12.31.2020
Commitments from leases and rents	7,328	31,843	164,149	203,320